Other Current and Other Non-Current Assets (Details) - Schedule of other current and other non-current assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Current And Other Non Current Assets Abstract
VAT receivable	$ 312,722	$ 125,981
Prepayments - office rental	1,224,564	807,172
Prepayments – insurance	421,724	110,408
Prepayments – others	136,520	92,234
Uniforms	18,657	19,963
Tools and supplies	146,704	81,343
Deferred costs	27,042	38,880
Staff advance	169,401
Other current assets	2,457,334	1,275,981
Deposits	433,543	296,986
Deferred costs	48,600	48,600
Other non-current assets	$ 482,143	$ 345,586